Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Schedule of current and deferred components of income tax expenses

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Current income tax	365,293	45,249	2	1
Deferred income tax	(260,050)	271,237	403,852	63,373
Total income tax expenses	105,243	316,486	403,854	63,374

Schedule of components of the deferred tax assets

	As of December 31,
	2020	2021
	RMB	RMB	US$
Deferred tax assets
Allowance for loans and advances	613,056	722,633	113,397
Net operating loss carry forwards	70,220	145,472	22,828
Accruals for share-based compensation	42,636	42,636	6,691
Accruals for payroll and other costs	13,589	13,594	2,133
Accruals for other liabilities	30,558	49,587	7,781
Contract liabilities	36,469	12,829	2,013
Lease liabilities	—	4,531	711
Less: valuation allowance	(402,676)	(986,982)	(154,879)
Balance at the end of the year	403,852	4,300	675

Deferred tax liabilities
Right-of-use assets	—	(4,300)	(675)
Balance at the end of the year	—	(4,300)	(675)
Deferred tax assets, net	403,852	—	—

Schedule of differences between the PRC statutory tax rate and the company's effective tax rate

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Income/(loss) before provision of income tax	368,485	(397,857)	(740,190)	(116,152)
PRC statutory income tax rate	25%	25%	25%	25%
Income tax computed at statutory tax rate	92,121	(99,465)	(185,047)	(29,038)
Difference on tax rate	(18,427)	8,803	4,898	769
Research and development super-deduction	(13,919)	(5,646)	(4,161)	(653)
Non-deductible/non-taxable items	34,168	23,148	3,858	605
Changes in valuation allowance	11,300	389,646	584,306	91,691
Income tax expenses	105,243	316,486	403,854	63,374

Summary of unrecognized tax benefits

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Balance at January 1	—	215,531	434,439	68,173
Additions based on tax positions related to current year	215,531	218,908	184,472	28,948
Balance at December 31	215,531	434,439	618,911	97,121